Condensed Interim Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in Dollars per share)
Common stock,, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	669,636	260,761	64,810
Common stock shares outstanding	669,636	260,761	64,810
Class A Shares
Common stock, par value (in Dollars per share)
Common stock,, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	21	21	21
Common stock shares outstanding	21	21	21